INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Investments in equity investees

The Group’s investments comprise the following:

	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
Nanyang Herbs Pte. Ltd. ("Nanyang Herbs") <1>	—	—	—
Investments accounted for under cost method:
Skychain Technologies Inc. ("Skychain") <2>	—	21,286,030	3,296,786
Dragonfly Ventures II, L.P. ("Dragonfly") <3>	—	13,706,039	2,122,795

Total	—	34,992,069	5,419,581